CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary share, par value	₪ 48	₪ 48
Common stock, shares authorized	18,000,000	18,000,000
Ordinary shares, shares issued	5,844,463	4,840,089
Ordinary shares, shares outstanding	5,844,463	4,840,089